Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets
	As of December 31,	As of December 31
	2022	2023
	RMB	RMB	US$
Assets
Current assets
Cash	-	572,709	80,860
Due from subsidiaries	-	22,494,815	3,176,023
Total current assets	-	23,067,524	3,256,883

Non-current assets
Investments in subsidiaries	33,325,657	-	-
Total assets	33,325,657	23,067,524	3,256,883

Non-current liabilities
Due to shareholders	-	839,730	118,561
Deficit of investment in subsidiaries	-	40,283,193	5,687,547
Total liabilities	-	41,122,923	5,806,108

Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share;480,000,000 Class A ordinary shares authorized and 13,590,400 and 14, 942,623 Class A ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively.)	8,830	9,787	1,382
Class B Ordinary shares (par value of US$0.0001 per share; 20,000,000 Class B ordinary shares authorized and 6,409,600 class B shares issued and outstanding as of December 31, 2022 and 2023, respectively.)	4,087	4,087	577
Additional paid-in capital	72,691,813	60,423,647	8,531,160
Subscription receivable	（34,823,000)	-	-
Statutory reserves	4,651,141	502,941	71,010
Retained earnings (Accumulated deficit)	(9,025,668)	(77,454,208)	(10,935,689)
Accumulated other comprehensive income	(181,546)	(1,541,653)	(217,665)
Total shareholders’ equity/ (deficit)	33,325,657	(18,055,399)	(2,549,225)
Total liabilities and shareholders’ equity/ (deficit)	33,325,657	23,067,524	3,256,883

Schedule of Condensed Statements of Comprehensive Income
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$

Operating income (loss):
Share of income (loss) from subsidiaries	10,305,308	3,888,723	(69,491,719)	(9,811,474)
Total operating income/ (loss)	10,305,308	3,888,723	(69,491,719)	(9,811,474)

General and administrative expenses			(3,085,021)	(435,571)
Total operating expenses			(3,085,021)	(435,571)

Income (loss) before income tax expense	10,305,308	3,888,723	(72,576,740)	(10,247,045)
Income tax expense		-	-	-
Net income (loss)	10,305,308	3,888,723	(72,576,740)	(10,247,045)

Other comprehensive income (loss)	10,158	(200,146)	(1,360,105)	(192,032)
Total comprehensive income (loss)	10,315,466	3,688,577	(72,576,740)	(10,247,045)

Schedule of Condensed Statements of Cash Flows
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income (loss)	10,305,308	3,888,723	(72,576,740)	(10,247,045)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in (gain) loss of subsidiaries	(10,305,308)	(3,888,723)	69,491,719	9,811,474
Net cash used in operating activities	-	-	(3,085,021)	(435,571)

Net cash from investing activities:
Investment in subsidiaries	-	-	(37,191,258)	(5,251,000)
Net cash used in investing activities	-	-	(37,191,258)	(5,251,000)

Net cash from financing activities:
Proceeds from shares issued	-	-	73,133,125	10,325,600
Increase in due from subsidiaries	-	-	(26,344,560)	(3,719,565)
Payments for deferred offering costs	-	-	(7,355,544)	(1,038,523)
Proceeds from loans provided by shareholders	-	-	839,730	118,561
Net cash provided by financing activities	-	-	40,272,752	5,686,074

Net decrease in cash	-	-	(3,527)	(498)
Effect of exchange rate changes			576,236	81,358
Cash at beginning of year	-	-	-	-
Cash at end of year	-	-	572,709	80,860